NUVEEN STRATEGY AGGRESSIVE GROWTH ALLOCATION FUND

NUVEEN STRATEGY GROWTH ALLOCATION FUND

NUVEEN STRATEGY BALANCED ALLOCATION FUND

NUVEEN STRATEGY CONSERVATIVE ALLOCATION FUND

SUPPLEMENT DATED MARCH 2, 2012

TO THE PROSPECTUS DATED DECEMBER 16, 2011

1.	In the section “Fund Summaries—Nuveen Strategy Aggressive Growth Allocation Fund—Principal Investment Strategies,” the table at the end of the section is deleted in its entirety and replaced with the following table:

	Target Allocation	Allocation Range
Equity Funds	86%	55-100%
Fixed Income Funds	2%	0-45%
Absolute Return Funds	7%	0-20%
Other Securities*	5%	0-10%
Cash Equivalents	0%	0-35%
*	Includes ETFs, closed-end investment companies, other non-money market investment companies not affiliated with the fund, and securities that provide the fund with exposure to the performance of commodities.

2.	Previously, Nuveen Strategy Aggressive Growth Allocation Fund used the Dow Jones Moderately Aggressive U.S. Portfolio Index as a benchmark. Going forward, the fund’s performance will be compared to the Morningstar Aggressive Target Risk Index because it more closely reflects the fund’s investment universe. As a result, the table at the end of “Fund Summaries—Nuveen Strategy Aggressive Growth Allocation Fund—Fund Performance” is deleted in its entirety and replaced with the following table:

		Average Annual Total Returns for the Periods Ended December 31, 2010
	Inception Date	1 Year	5 Years	10 Years	Since Inception (Class A, Class B, Class C, and Class I)
Class A (return before taxes)	9/24/01	6.79%	2.51%	N/A	5.57%
Class B (return before taxes)	9/24/01	7.55%	2.80%	N/A	5.46%
Class C (return before taxes)	9/24/01	12.55%	2.98%	N/A	5.47%
Class R3 (return before taxes)	10/1/96	12.99%	3.50%	2.60%	N/A
Class R3 (return after taxes on distributions)		12.59%	3.15%	2.22%	N/A
Class R3 (return after taxes on distributions and sale of fund shares)		8.60%	2.89%	2.07%	N/A
Class I (return before taxes)	9/24/01	13.52%	4.00%	N/A	6.50%
Morningstar Aggressive Target Risk Index (reflects no deduction for fees, expenses or taxes)		16.75%	4.60%	4.88%	8.25%
Dow Jones Moderately Aggressive U.S. Portfolio Index (reflects no deduction for fees, expenses or taxes)		18.31%	4.39%	4.72%	7.22%
Lipper Flexible Portfolio Classification Average (reflects no deduction for taxes or certain expenses)		12.09%	3.91%	4.52%	6.24%

3.	In the section “Fund Summaries—Nuveen Strategy Growth Allocation Fund—Principal Investment Strategies,” the table at the end of the section is deleted in its entirety and replaced with the following table:

	Target Allocation	Allocation Range
Equity Funds	72%	45-90%
Fixed Income Funds	15%	0-55%
Absolute Return Funds	9%	0-20%
Other Securities*	4%	0-10%
Cash Equivalents	0%	0-35%
*	Includes ETFs, closed-end investment companies, other non-money market investment companies not affiliated with the fund, and securities that provide the fund with exposure to the performance of commodities.

Nuveen Investments	1

4.	Previously, Nuveen Strategy Growth Allocation Fund used the Dow Jones Moderate U.S. Portfolio Index as a benchmark. Going forward, the fund’s performance will be compared to the Morningstar Moderately Aggressive Target Risk Index because it more closely reflects the fund’s investment universe. As a result, the table at the end of “Fund Summaries—Nuveen Strategy Growth Allocation Fund—Fund Performance” is deleted in its entirety and replaced with the following table:

		Average Annual Total Returns for the Periods Ended December 31, 2010
	Inception Date	1 Year	5 Years	10 Years	Since Inception (Class A, Class B, Class C, and Class I)
Class A (return before taxes)	9/24/01	5.93%	2.88%	N/A	5.32%
Class B (return before taxes)	9/24/01	6.50%	3.13%	N/A	5.21%
Class C (return before taxes)	9/24/01	11.55%	3.31%	N/A	5.22%
Class R3 (return before taxes)	10/1/96	12.06%	3.83%	3.04%	N/A
Class R3 (return after taxes on distributions)		11.44%	3.05%	2.29%	N/A
Class R3 (return after taxes on distributions and sale of fund shares)		8.01%	3.01%	2.27%	N/A
Class I (return before taxes)	9/24/01	12.64%	4.35%	N/A	6.25%
Morningstar Moderately Aggressive Target Risk Index (reflects no deduction for fees, expenses or taxes)		14.92%	5.13%	5.37%	8.11%
Dow Jones Moderate U.S. Portfolio Index (reflects no deduction for fees, expenses or taxes)		15.23%	4.78%	5.16%	6.91%
Lipper Mixed-Asset Target Allocation Growth Classification Average (reflects no deduction for taxes or certain expenses)		12.84%	3.37%	3.23%	5.33%

5.	In the section “Fund Summaries—Nuveen Strategy Balanced Allocation Fund—Principal Investment Strategies,” the table at the end of section is deleted in its entirety and replaced with the following table:

	Target Allocation	Allocation Range
Equity Funds	59%	30-75%
Fixed Income Funds	31%	15-70%
Absolute Return Funds	7%	0-20%
Other Securities*	3%	0-10%
Cash Equivalents	0%	0-35%
*	Includes ETFs, closed-end investment companies, other non-money market investment companies not affiliated with the fund, and securities that provide the fund with exposure to the performance of commodities.

2	Nuveen Investments

6.	Previously, Nuveen Strategy Balanced Allocation Fund used the Dow Jones Moderate U.S. Portfolio Index as a benchmark. Going forward, the fund’s performance will be compared to the Morningstar Moderate Target Risk Index because it more closely reflects the fund’s investment universe. As a result, the table at the end of “Fund Summaries—Nuveen Strategy Balanced Allocation Fund—Fund Performance” is deleted in its entirety and replaced with the following table:

		Average Annual Total Returns for the Periods Ended December 31, 2010
	Inception Date	1 Year	5 Years	10 Years	Since Inception (Class A, Class B, Class C, and Class I)
Class A (return before taxes)	9/24/01	5.54%	3.17%	N/A	5.09%
Class B (return before taxes)	9/24/01	6.08%	3.45%	N/A	4.98%
Class C (return before taxes)	9/24/01	11.14%	3.63%	N/A	4.99%
Class R3 (return before taxes)	10/1/96	11.64%	4.13%	3.50%	N/A
Class R3 (return after taxes on distributions)		10.88%	3.00%	2.47%	N/A
Class R3 (return after taxes on distributions and sale of fund shares)		7.57%	3.07%	2.50%	N/A
Class I (return before taxes)	9/24/01	12.21%	4.65%	N/A	6.02%
Morningstar Moderate Target Risk Index (reflects no deduction for fees, expenses or taxes)		12.33%	5.48%	5.68%	7.65%
Dow Jones Moderate U.S. Portfolio Index (reflects no deduction for fees, expenses or taxes)		15.23%	4.78%	5.16%	6.91%
Lipper Mixed-Asset Target Allocation Moderate Classification Average (reflects no deduction for taxes or certain expenses)		11.33%	3.73%	3.73%	5.32%

7.	In the section “Fund Summaries—Nuveen Strategy Conservative Allocation Fund—Principal Investment Strategies,” the table at the end of section is deleted in its entirety and replaced with the following table:

	Target Allocation	Allocation Range
Equity Funds	31%	10-55%
Fixed Income Funds	58%	30-90%
Absolute Return Funds	10%	0-20%
Other Securities*	1%	0-10%
Cash Equivalents	0%	0-35%
*	Includes ETFs, closed-end investment companies, other non-money market investment companies not affiliated with the fund, and securities that provide the fund with exposure to the performance of commodities.

Nuveen Investments	3

8.	Previously, Nuveen Strategy Conservative Allocation Fund used the Dow Jones Conservative U.S. Portfolio Index as a benchmark. Going forward, the fund’s performance will be compared to the Morningstar Moderately Conservative Target Risk Index because it more closely reflects the fund’s investment universe. As a result, the table at the end of “Fund Summaries—Nuveen Strategy Conservative Allocation Fund—Fund Performance” is deleted in its entirety and replaced with the following table:

		Average Annual Total Returns for the Periods Ended December 31, 2010
	Inception Date	1 Year	5 Years	10 Years	Since Inception (Class A, Class B, Class C, and Class I)
Class A (return before taxes)	9/24/01	3.36%	3.69%	N/A	4.81%
Class B (return before taxes)	9/24/01	3.89%	3.96%	N/A	4.69%
Class C (return before taxes)	9/24/01	8.81%	4.12%	N/A	4.69%
Class R3 (return before taxes)	10/1/96	9.40%	4.65%	4.70%	N/A
Class R3 (return after taxes on distributions)		8.47%	3.24%	3.35%	N/A
Class R3 (return after taxes on distributions and sale of fund shares)		6.12%	3.27%	3.29%	N/A
Class I (return before taxes)	9/24/01	9.92%	5.17%	N/A	5.74%
Morningstar Moderately Conservative Target Risk Index (reflects no deduction for fees, expenses or taxes)		9.65%	5.43%	5.60%	6.84%
Dow Jones Conservative U.S. Portfolio Index (reflects no deduction for fees, expenses or taxes)		8.72%	5.83%	5.90%	6.06%
Lipper Mixed-Asset Target Allocation Conservative Classification Average (reflects no deduction for taxes or certain expenses)		9.73%	4.07%	3.90%	4.68%

9.	The third and fourth sentences in the section “How We Manage Your Money—More About Our Investment Strategies—Investment Process” are deleted in their entirety and replaced with the following sentence:

Allocation decisions are made by the funds’ portfolio managers with input from the Asset Allocation and Quantitative Investment Team that operates in Nuveen Advisory Solutions, a unit of Nuveen Asset Management responsible for managing global multi-asset class strategies using macro, top-down quantitative analysis.

10.	The following underlying fund is added to Appendix A:

Underlying Fund Name	Underlying Fund’s Investment Objective and Principal Investment Strategy
Nuveen Real Asset Income Fund	The principal investment objective of the fund is to seek a high level of current income. The secondary objective is to seek capital appreciation. Under normal market conditions, the fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities issued by real asset related companies that are generating income at the time of purchase. The categories of real assets on which the fund will focus its investments are infrastructure and real estate. The fund will invest in both equity securities and debt securities, but will not invest more than 40% of its net assets in debt securities.

PLEASE KEEP THIS WITH YOUR

FUND’S PROSPECTUS

FOR FUTURE REFERENCE

4	Nuveen Investments

MGN-FAAP-0312P